Equity	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Equity
Equity

Units Outstanding - The Partnership had 296,687,176 common units outstanding as of December 31, 2015. Of that number, 56,932,134 were owned by MPC. The two percent general partner interest, represented by 6,800,475 general partner units, was owned by MPC. See below for discussion of units issued in connection with the MarkWest Merger.
Following payment of the cash distribution for the second quarter of 2015, the requirements for the conversion of all subordinated units were satisfied under the partnership agreement. As a result, effective August 17, 2015, the 36,951,515 subordinated units owned by MPC were converted into common units on a one-for-one basis and thereafter participate on terms equal with all other common units in distributions of available cash. The conversion did not impact the amount of the cash distributions paid by the Partnership or the total units outstanding.
MarkWest Merger - On December 4, 2015, the Partnership completed the MarkWest Merger. As defined in the merger agreement, each common unit of MarkWest issued and outstanding at the effective time of the MarkWest Merger was converted into the right to receive 1.09 common units of MPLX LP. This resulted in the issuance of 216,350,465 common units. The Class A units of MarkWest outstanding immediately prior to the MarkWest Merger were converted into 28,554,313 Class A units of MPLX LP having substantially similar rights and obligations that the Class A units of MarkWest had immediately prior to the combination. Each Class B unit of MarkWest outstanding had immediately prior to the merger converted into the right to receive one Class B unit of MPLX LP having substantially similar rights, including conversion and registration rights, and obligations that the Class B units of MarkWest had immediately prior to the merger. This resulted in the issuance of 7,981,756 MPLX LP Class B units. On July 1, 2016 and July 1, 2017 (unless earlier converted upon certain fundamental changes regarding MPLX LP), each Class B unit of MPLX LP will automatically convert into 1.09 MPLX LP common units and the right to receive $6.20 in cash.
ATM Program - On May 18, 2015, the Partnership filed a prospectus supplement to its shelf registration statement filed with the SEC on March 27, 2015, authorizing the continuous issuance of up to an aggregate of $500 million of common units, in amounts, at prices and on terms to be determined by market conditions and other factors at the time of our offerings (such continuous offering program, or at-the-market program is referred to as our “ATM Program”). The Partnership expects the net proceeds from sales under the ATM Program will be used for general partnership purposes. During the year ended December 31, 2015, the Partnership issued an aggregate of 25,166 common units under our ATM Program, generating net proceeds of approximately $1 million.
The table below summarizes the changes in the number of units outstanding through December 31, 2015:

(In units)	Common	Class B	Subordinated	General Partner	Total
Balance at December 31, 2012	36,951,515	—	36,951,515	1,508,225	75,411,255
Balance at December 31, 2013	36,951,515	—	36,951,515	1,508,225	75,411,255
Unit-based compensation awards	15,479	—	—	316	15,795
Contribution of interest in Pipe Line Holdings	2,924,104	—	—	59,676	2,983,780
December 2014 equity offering	3,450,000	—	—	70,408	3,520,408
Balance at December 31, 2014	43,341,098	—	36,951,515	1,638,625	81,931,238
Unit-based compensation awards	18,932	—	—	386	19,318
Issuance of units under the ATM program	25,166	—	—	514	25,680
Subordinated unit conversion	36,951,515	—	(36,951,515)	—	—
MarkWest Merger	216,350,465	7,981,756		5,160,950	229,493,171
Balance at December 31, 2015	296,687,176	7,981,756	—	6,800,475	311,469,407

2014 Activity

Effective December 1, 2014, as discussed in Note 4, the Partnership accepted a contribution of 7.625 percent of outstanding partnership interests of Pipe Line Holdings from subsidiaries of MPC in exchange for the issuance of equity valued at $200 million. The equity consideration consisted of 2,924,104 MPLX common units and was calculated by dividing $200 million by the average closing price for MPLX common units for the ten trading days preceding December 1, 2014, which was $68.397.

On December 8, 2014, the Partnership closed an equity offering of 3,450,000 common units at a public offering price of $66.68 per unit. The Partnership used the net proceeds of $221 million to repay borrowings under its revolving credit facility and for general partnership purposes.

As a result of the contribution mentioned above and the December 2014 equity offering, MPLX GP contributed $9 million in exchange for 130,084 general partner units to maintain its general partnership interest.

2015 Activity

As a result of common units issued under the ATM Program during 2015, MPLX GP contributed less than $1 million in exchange for 514 general partner units to maintain its general partner interest.

In connection with the MarkWest Merger discussed in Note 4, MPLX GP contributed $169 million in exchange for 5,160,950 general partner units to maintain its general partner interest.

Issuance of Additional Securities - The partnership agreement authorizes the Partnership to issue an unlimited number of additional partnership securities for the consideration and on the terms and conditions determined by the general partner without the approval of the unitholders.

Incentive Distribution Rights - The following table illustrates the percentage allocations of available cash from operating surplus between the common and subordinated unitholders and the general partner based on the specified target distribution levels. The amounts set forth under “Marginal percentage interest in distributions” are the percentage interests of the general partner and common and subordinated unitholders in any available cash from operating surplus the Partnership distributes up to and including the corresponding amount in the column “Total quarterly distribution per unit target amount.” The percentage interests shown for its common and subordinated unitholders and the general partner for the minimum quarterly distribution are also applicable to quarterly distribution amounts that are less than the minimum quarterly distribution. The percentage interests set forth below for the general partner include its two percent general partner interest and assume that the general partner has contributed any additional capital necessary to maintain its two percent general partner interest, the general partner has not transferred its incentive distribution rights and that there are no arrearages on common units.

			Marginal percentage interest in distributions
	Total quarterly distribution per unit target amount		Unitholders	General Partner
Minimum quarterly distribution	$0.2625		98.0%	2.0%
First target distribution	above $0.2625	up to $0.301875	98.0%	2.0%
Second target distribution	above $0.301875	up to $0.328125	85.0%	15.0%
Third target distribution	above $0.328125	up to $0.393750	75.0%	25.0%
Thereafter	above $0.393750		50.0%	50.0%

Net Income Allocation - In preparing the Consolidated Statements of Equity, net income attributable to MPLX LP is allocated to the unitholders in accordance with their respective ownership percentages. However, when distributions related to the incentive distribution rights are made, earnings equal to the amount of those distributions are first allocated to the general partner before the remaining earnings are allocated to the unitholders based on their respective ownership percentages. The following table presents the allocation of the general partner’s interest in net income attributable to MPLX LP:

(In millions)	2015	2014	2013
Net income attributable to MPLX LP	$156	$121	$78
Less: General partner's incentive distribution rights and other	55	4	—
Net income attributable to MPLX LP available to general and limited partners	$101	$117	$78

General partner’s interest in net income attributable to MPLX LP	$2	$2	$2
General partner's incentive distribution rights and other	55	4	—
General partner's interest in net income attributable to MPLX LP	$57	$6	$2

Cash distributions - The partnership agreement sets forth the calculation to be used to determine the amount and priority of cash distributions that the common unitholders and general partner will receive. In accordance with the partnership agreement, on January 25, 2016, the Partnership declared a quarterly cash distribution, based on the results of the fourth quarter of 2015, totaling $189 million, or $0.50 per unit. This distribution was paid on February 12, 2016 to unitholders of record on February 4, 2016. See the table below for the IDR impact for 2015.
The allocation of total quarterly cash distributions to general and limited partners is as follows for the year ended December 31, 2015, 2014 and 2013. The distributions are declared subsequent to quarter end; therefore, the following table represents total cash distributions applicable to the period in which the distributions were earned.

(In millions)	2015	2014	2013
General partner's distributions:
General partner's distributions	$6	$2	$2
General partner's incentive distribution rights distributions	54	4	—
Total general partner's distributions	$60	$6	$2
Limited partners' distributions:
Common unitholders	$224	$54	$43
Subordinated unitholders	31	52	43
Total limited partners' distributions	255	106	86
Total cash distributions declared	$315	$112	$88